Contract assets	12 Months Ended
Dec. 31, 2025
Contract Assets
Contract assets

13.	Contract assets

	2025	2024
	S$	S$

Contract assets	2,286	10,642

The contract assets mainly relate to the Group’s rights to consideration for work completed but not yet billed at reporting date for its monthly subscription. The contract assets are transferred to trade receivables when the rights become unconditional. The Group classifies these contract assets as current because the Group expects to realize them in its normal operating cycle.

Amount of revenue recognized during the year from performance obligations satisfied (or partially satisfied) in previous periods is S$2,286 (2024: S$10,642).

Details of impairment assessment of contract assets are set out in Note 21(a).

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2025, 2024 and 2023

(in Singapore Dollars)